Drilling units, machinery and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Drilling Units, Machinery And Equipment, Net [Abstract]
Drilling units, machinery and equipment, net
	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2015	$7,258,995	$(922,103)	$6,336,892
Additions	99,515	-	99,515
Disposal of assets	(7,756)	133	(7,623)
Impairment loss	(3,658,815)	-	(3,658,815)
Depreciation	-	(331,677)	(331,677)
Balance December 31, 2016	$3,691,939	(1,253,647)	2,438,292
Additions	9,726	-	9,726
Disposal of assets	(1,648)	1,212	(436)
Impairment loss	(475,666)	-	(475,666)
Depreciation	-	(119,749)	(119,749)
Balance December 31, 2017	$3,224,351	(1,372,184)	1,852,167